UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-06143

        Credit Suisse Global Fixed Income Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          November 1, 2005 to January 31, 2006

Item 1. Schedule of Investments

Credit Suisse Global Fixed Income Fund Schedule of Investments January 31, 2006 (unaudited)

Par[1]		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

BONDS (102.0%)
Australia (0.6%)
Sovereign (0.6%)
$860	Queensland Treasury Corp., Series 15G,
	Global Government Guaranteed Notes	(AAA , Aaa)	10/14/15	6.000	$675,324

TOTAL AUSTRALIA					675,324

Austria (1.2%)
Banks (1.2%)
160,000(A)	Osterreichische Kontrollbank AG, Global
	Government Guaranteed Notes	(AAA , Aaa)	03/22/10	1.800	1,426,216

TOTAL AUSTRIA					1,426,216

Belgium (4.0%)
Sovereign (4.0%)
1,000	Kingdom of Belgium	(AA+ , Aa1)	03/28/09	3.750	1,238,041
2,300	Kingdom of Belgium	(AA+ , Aa1)	03/28/28	5.500	3,527,346

TOTAL BELGIUM					4,765,387

Bermuda (0.1%)
Insurance (0.1%)
130(B)	Everest Reinsurance Holdings, Notes	(A- , A3)	10/15/14	5.400	127,777

TOTAL BERMUDA					127,777

Canada (2.3%)
Oil & Gas (0.1%)
155(B)	Nexen, Inc., Yankee Notes	(BBB- , Baa2)	03/10/35	5.875	151,483

Pipelines (0.1%)
75(B)	Trans-Canada Pipelines, Ltd., Yankee Bonds	(A- , A2)	01/15/15	4.875	73,355

Sovereign (2.1%)
2,900	Government of Canada, Canadian Bonds	(AAA , Aaa)	09/01/09	4.250	2,557,570

TOTAL CANADA					2,782,408

Finland (1.9%)
Sovereign (1.9%)
1,900	Republic of Finland, Senior Unsubordinated
	Notes	(AAA , Aaa)	07/04/06	2.750	2,308,990

TOTAL FINLAND					2,308,990

France (3.7%)
Diversified Financials (1.0%)
1,000	Banque Psa Finance, Series EMTN, Notes	(A- , A2)	01/30/07	4.875	1,237,058

Sovereign (2.7%)
2,700	Government of France, Euro-zone Notes	(AAA , Aaa)	07/12/10	2.500	3,184,562

TOTAL FRANCE					4,421,620

Germany (15.1%)
Banks (4.2%)
285,000(A)	Landwirtschaftliche Rentenbank, Series
	EMTN, Foreign Government Guaranteed Notes	(AAA , Aaa)	09/30/08	0.650	2,451,348
300,000(A)	Landwirtschaftliche Rentenbank, Series EMTN,
	Unsubordinated Notes	(AAA , Aaa)	04/25/13	1.375	2,578,506

					5,029,854

Par[1]		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Germany (continued)
Diversified Financials (1.0%)
$1,000	Nuernberger Hypothekenbank AG, Series 395,
	Bonds	(AAA , Aaa)	01/23/07	5.000	$1,238,932

Sovereign (9.9%)
4,700	Federal Republic of Germany	(AAA , Aaa)	01/04/07	6.000	5,871,450
1,400	Federal Republic of Germany	(AAA , Aaa)	01/04/12	5.000	1,853,909
1,000	Federal Republic of Germany, Euro-zone Notes	(AAA , Aaa)	09/14/07	2.250	1,201,839
750	Federal Republic of Germany, Series 05,
	Euro-zone Bonds	(AAA , Aaa)	01/04/37	4.000	956,207
1,500	Federal Republic of Germany, Series 139,
	Euro-zone Bonds	(AAA , Aaa)	02/16/07	4.000	1,843,744

					11,727,149

TOTAL GERMANY					17,995,935

Ireland (1.0%)
Banks(1.0%)
1,000	Depfa ACS Bank, Rule 144A‡	(AAA , Aaa)	04/15/08	3.250	1,218,789

TOTAL IRELAND					1,218,789

Italy (1.9%)
Banks (0.5%)
500	Unicredito Italian Capital Trust III, Company
	Guaranteed Bonds (Callable 10/27/15 @ $100.00)#	(A , A1)	10/27/49	4.028	591,424

Sovereign (1.4%)
190,000(A)	Republic of Italy	(AA- , Aa2)	02/23/10	1.800	1,692,009

TOTAL ITALY					2,283,433

Japan (4.7%)
Banks (1.8%)
250,000	Japan Bank Foreign International Cooperative,
	Government Guaranteed Notes	(AA- , Aaa)	03/19/08	0.350	2,139,702

Electric (1.1%)
1,000(C)	Tokyo Electric Power Company, Inc., Euro
	Notes	(AA- , Aa3)	03/27/07	5.125	1,243,554

Sovereign (1.8%)
290,000	Development Bank of Japan, Global Government
	Guaranteed Notes	(AA- , Aa1)	06/20/23	1.050	2,149,751

TOTAL JAPAN					5,533,007

Luxembourg (2.0%)
Banks (0.8%)
110,000(A)	European Investment Bank	(AAA , Aaa)	06/20/17	1.400	920,862

Insurance (0.6%)
500	Hannover Finance SA, Euro-zone Company
	Guaranteed Notes (Callable 02/26/14 @ $100.00)#	(A , NR)	02/26/24	5.750	663,008

Miscellaneous Manufacturing (0.1%)
100(B)	Tyco International Group SA, Yankee Company
	Guaranteed Notes	(BBB+ , Baa3)	10/15/11	6.375	104,803

Telecommunications (0.5%)
500	SES Global, Company Guaranteed Notes	(BBB+ , Baa2)	11/19/08	4.500	622,696

TOTAL LUXEMBOURG					2,311,369

Malaysia (0.3%)
Oil & Gas (0.3%)
320(B)	Petroliam Nasional Berhad, Rule 144A, Bonds‡	(A- , A1)	08/15/15	7.750	380,216

TOTAL MALAYSIA					380,216

Par[1]		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Netherlands (3.6%)
Banks (0.6%)
$650(C)	Urenco Finance NV, Euro-zone Bonds	(A+ , A1)	12/07/10	3.375	$780,975

Insurance (1.1%)
1,000(C)	Allianz Finance BV, Company Guaranteed
	Notes	(AA- , Aa3)	07/30/07	5.750	1,263,151

Sovereign (1.9%)
1,700(C)	Government of the Netherlands	(AAA , Aaa)	07/15/12	5.000	2,263,123

TOTAL NETHERLANDS					4,307,249

Norway (1.4%)
Diversified Financials (1.4%)
180,000(A)	Eksportfinans ASA, Global Bonds	(AA+ , Aaa)	06/21/10	1.800	1,604,725

TOTAL NORWAY					1,604,725

Spain (3.0%)
Banks (1.5%)
1,500	Banco Bilbao Vizcaya Argentaria SA, Notes	(AAA , Aaa)	02/25/15	3.500	1,802,359

Sovereign (1.5%)
1,400	Kingdom of Spain	(AAA , Aaa)	03/31/07	7.350	1,786,492

TOTAL SPAIN					3,588,851

United Kingdom (10.0%)
Agriculture (1.0%)
1,000(C)	BAT International Finance PLC, Series EMTN,
	Company Guaranteed Notes	(BBB+ , Baa1)	06/29/12	3.625	1,188,275

Commercial Services (0.3%)
280(B)	Ashtead Holdings PLC, Rule
	144A, Secured Notes (Callable 08/01/10 @
	$104.31)‡	(B , B2)	08/01/15	8.625	295,400

Sovereign (8.7%)
3,900	UK Treasury Bonds	(AAA , Aaa)	03/07/08	5.000	7,029,822
1,650	UK Treasury Bonds	(AAA , Aaa)	03/07/25	5.000	3,323,693

					10,353,515

TOTAL UNITED KINGDOM					11,837,190

United States (45.2%)
Advertising (0.2%)
300	R. H. Donnelley Corp., Rule 144A, Senior
	Discount Notes (Callable 01/15/09 @ $103.44)‡	(B , Caa1)	01/15/13	6.875	276,750

Asset Backed Securities (8.2%)
1,036	Asset Backed Funding Certificates, Series
	2005-AQ1, Class A4#	(AAA , Aaa)	06/25/35	5.010	1,017,547
795	Asset Backed Funding Certificates, Series
	2005-AQ1, Class M1#	(AA , Aa)	06/25/35	5.240	771,549
1,370	CDC Mortgage Capital Trust, Series 2003-HE4,
	Class M2#	(A , A2)	03/25/34	6.180	1,397,711
835	CIT Group Home Equity Loan Trust, Series 2003-1,
	Class M1	(AA , Aa2)	10/20/32	4.670	817,819
1,225	Countrywide Asset Backed Certificates, Series
	2005-4, Class MF2	(AA , Aa2)	10/25/35	5.136	1,194,351
735	First Franklin Mortgage Loan Asset-Backed
	Certificates, Series 2005-FF5, Class A2B#	(AAA , Aaa)	03/25/35	4.760	735,574
1,410	GSAA Home Equity Trust, Series 2005-12,
	Class AF4	(AAA , Aaa)	09/25/35	5.344	1,387,308
505	Ixis Real Estate Capital Trust, Series 2005-HE2,
	Class M1#	(AA , Aa1)	09/25/35	4.960	507,588
1,086	MBNA Credit Card Master Note Trust, Series
	2002-C1, Class C1	(BBB , Baa2)	07/15/14	6.800	1,169,826

Par[1]		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

United States (continued)
$755	Popular ABS Mortgage Pass-Through Trust,
	Series 2005-1, Class AF4#	(AAA , Aaa)	05/25/35	4.608	$730,463

					9,729,736

Banks (1.4%)
210	Bank of America Corp., Global Notes§	(AA- , Aa2)	10/01/10	4.250	203,443
140	Bank of America Corp., Rule 144A, Company
	Guaranteed Notes (Callable 12/31/06 @ $104.04)‡	(A , Aa3)	12/31/26	8.070	148,575
380	Bank of New York Company, Inc., Senior
	Subordinated Notes (Callable 03/15/08 @ $100.00)#	(A , A1)	03/15/13	3.400	367,333
995	Wachovia Capital Trust III, Bank Guaranteed
	Notes (Callable 03/15/11 @ $100.00)#	(A- , A2)	08/29/49	5.800	998,107

					1,717,458

Computers (0.3%)
310	SunGard Data Systems, Inc, Rule 144A, Senior
	Unsecured Notes (Callable 08/15/09 @ $104.56)‡	(B- , B3)	08/15/13	9.125	323,950

Diversified Financials (1.1%)
215	Ameriprise Financial, Inc., Senior
	Unsecured Notes	(A- , A3)	11/15/10	5.350	216,263
185	Ford Motor Credit Co., Global Notes	(BB- , Ba2)	01/25/07	6.500	183,052
100	Ford Motor Credit Co., Global Notes§	(BB- , Ba2)	01/15/10	5.700	88,526
70	Ford Motor Credit Co., Global Notes§	(BB- , Ba2)	10/01/13	7.000	63,498
60	General Motors Acceptance Corp., Global Notes§	(BB , Ba1)	12/01/14	6.750	56,957
230	Goldman Sachs Group, Inc., Global Notes§	(A+ , Aa3)	01/15/15	5.125	225,332
200	HSBC Finance Capital Trust IX, Notes (Callable
	11/30/15@ $100.00)#	(BBB+ , A1)	11/30/35	5.911	200,823
160	ILFC E Capital Trust I, Rule 144A, Bonds (Callable
	12/21/10@ $100.00)‡#§	(A , A3)	12/21/65	5.900	160,465
160	Residential Capital Corp., Company Guaranteed
	Notes	(BBB- , Baa3)	11/21/08	6.125	161,735

					1,356,651

Electric (0.5%)
70	Constellation Energy Group, Inc., Notes	(BBB , Baa1)	04/01/07	6.350	70,966
170	FPL Group Capital, Inc., Notes	(A- , A2)	02/16/07	4.086	168,349
130	PacifiCorp, First Mortgage Notes	(A- , A3)	11/15/11	6.900	141,315
230	TXU Corp., Global Senior Notes	(BB+ , Ba1)	11/15/14	5.550	217,130

					597,760

Entertainment (0.4%)
130	AMC Entertainment, Inc., Senior Subordinated
	Notes (Callable 02/01/06 @ $101.58)§	(CCC+ , B3)	02/01/11	9.500	123,500
330	Six Flags, Inc., Global Senior Notes (Callable
	04/15/08@ $104.88)	(CCC , Caa1)	04/15/13	9.750	339,488

					462,988

Healthcare Services (0.2%)
265	WellPoint, Inc., Global Unsecured Notes	(BBB+ , Baa1)	01/15/11	5.000	263,328

Home Builders (1.8%)
1,160	D.R. Horton, Inc., Senior Notes§	(BB+ , Baa3)	02/15/15	5.250	1,088,212
1,100	Lennar Corp., Series B, Global Company
	Guaranteed Notes§	(BBB , Baa3)	05/31/15	5.600	1,064,706

					2,152,918

Insurance (1.9%)
275	American International Group, Inc., Global Notes#§	(AA , Aa2)	05/15/13	4.250	258,934
290	Berkshire Hathaway Finance Corp., Global
	Company Guaranteed Notes	(AAA , Aaa)	01/15/10	4.125	280,979
200,000(A)	GE Financial Assurance Holdings, Inc.,
	Global Notes	(A , A2)	06/20/11	1.600	1,717,335

					2,257,248

Media (0.3%)
250	CCO Holdings LLC, Global Senior Notes (Callable
	11/15/08 @ $104.38)§	(CCC- , B3)	11/15/13	8.750	241,250

Par[1]		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

United States (continued)
$ 150	Cox Communications, Inc., Global Notes	(BBB- , Baa3)	12/15/14	5.450	$145,430

					386,680

Mortgage Backed Securities (25.3%)
965	Bank of America Commercial Mortgage, Inc.,
	Series 2005-6, Class A4	(AAA , Aaa)	09/10/47	5.182	963,465
570	Bear Stearns Commercial Mortgage Securities,
	Inc., Series 2005-LXR1, Class H#	(AAA , Aaa)	09/15/18	5.670	570,000
1,650	Citigroup/Deutsche Bank Commerical Mortgage,
	Series 2005-CD1, Class A4#	(AAA , Aaa)	07/15/44	5.225	1,655,062
1,018	Countrywide Home Loans, Series 2005-HYB9,
	Class 2A1#	(AAA , Aaa)	02/20/36	5.330	1,016,572
1,230	Countrywide Home Loans, Series 2006-HYB1,
	Class 1A1#	(AAA , Aaa)	03/20/36	5.424	1,230,000
400,000(A)	Fannie Mae Global Senior Notes	(AAA , Aaa)	10/09/07	2.125	3,522,863
400	Fannie Mae Pool #703337	(AAA , Aaa)	04/01/33	5.500	396,484
1,054	Fannie Mae Pool #725248^^	(AAA , Aaa)	03/01/34	5.000	1,022,057
971	Fannie Mae Pool #733035‡‡	(AAA , Aaa)	08/01/33	4.500	914,536
2,400	Fannie Mae Pool #851486‡‡	(AAA , Aaa)	01/01/36	6.000	2,425,219
915	FNMA TBA	(AAA , Aaa)	02/01/36	5.500	904,849
1,000(C)	Freddie Mac, Global Unsubordinated Notes	(AAA , Aaa)	01/15/14	4.375	1,282,383
1,325	GMAC Commercial Mortgage Securities, Inc.,
	Series 1997-C2, Class B, Subordindated Bonds	(AAA , Aaa)	04/15/29	6.703	1,357,858
2,110	GS Mortgage Securities Corp. II, Series
	2005-GG4, Class A4	(AAA , Aaa)	07/10/39	4.761	2,031,166
402	JPMorgan Chase Commercial Mortgage Securities
	Corp., Series 2004-CB9, Class A1	(AAA , Aaa)	06/12/41	3.475	389,529
1,900	LB-UBS Commercial Mortgage Trust, Series
	2005-C2, Class A5	(AAA , Aaa)	04/15/30	5.150	1,882,487
874	Master Specialized Loan Trust, Series 2005-3
	Class A2#	(AAA , Aaa)	11/25/35	5.704	870,960
1,195	Morgan Stanley Capital I, Inc., Series 2005-HQ5,
	Class A4	(AAA , Aaa)	01/14/42	5.168	1,184,038
3,830	Residential Accredit Loans, Inc., Series 2006-QA1,
	Class A21#	(AAA , Aaa)	01/25/36	6.017	3,875,631
2,580	Residential Funding Mortgage Securities I,
	Series 2006-SA1, Class 1A1#	(AAA , Aaa)	02/25/36	5.687	2,594,916

					30,090,075

Oil & Gas (0.8%)
235	Amerada Hess Corp., Notes	(BBB- , Ba1)	08/15/31	7.300	274,140
175	Enterprise Products Operating LP, Series B,
	Global Senior Notes	(BB+ , Baa3)	10/15/34	6.650	181,045
320	Pemex Project Funding Master Trust, Rule 144A,
	Company Guaranteed Notes‡#	(BBB , Baa1)	06/15/10	5.791	331,040
155	XTO Energy, Inc., Notes	(BBB- , Baa3)	06/30/15	5.300	154,255

					940,480

Packaging & Containers (0.3%)
290	Graham Packaging Company, Inc., Global
	Company Guaranteed Notes (Callable 10/15/08
	@ $104.25)	(CCC+ , Caa1)	10/15/12	8.500	292,900

Pharmaceuticals (0.3%)
300	Bristol-Myers Squibb Co., Notes§	(A+ , A1)	08/15/13	5.250	299,532

Pipelines (0.1%)
145	Kinder Morgan Energy Partners LP, Notes	(BBB+ , Baa1)	11/15/14	5.125	141,092

Telecommunications (0.8%)
280	BellSouth Corp., Global Senior Unsecured Notes§	(A , A2)	11/15/34	6.000	274,667
275	Motorola, Inc., Notes	(BBB+ , Baa2)	11/16/07	4.608	273,106
335	Qwest Capital Funding, Inc., Company
	Guaranteed Notes	(B , B3)	07/15/08	6.375	333,325

Par[1]		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

United States (continued)
$80	Sprint Capital Corp., Global Company
	Guaranteed Notes	(A- , Baa2)	03/15/32	8.750	$104,932

					986,030

Transportation (0.1%)
99	Horizon Lines LLC, Global Company
	Guaranteed Notes (Callable 11/01/08 @ $104.50)	(CCC+ , B3)	11/01/12	9.000	105,064

United States Treasury Obligations (1.2%)
1,047	Treasury Inflation-Index Notes§	(AAA , Aaa)	04/15/32	3.375	1,366,543

TOTAL UNITED STATES					53,747,183

TOTAL BONDS (Cost $120,387,032)					121,315,669

SHORT TERM INVESTMENTS (6.4%)
125	Fannie Mae Discount Notes, Series BB	(AAA , Aaa)	03/23/06	4.536	124,259
Number
of Shares

4,832,625	State Street Navigator Prime Fund§§				4,832,625
Par
(000)

$2,657	State Street Bank and Trust Co. Euro Time Deposit‡‡		02/01/06	3.350	2,657,000

TOTAL SHORT TERM INVESTMENTS (Cost $7,613,884)					7,613,884

TOTAL INVESTMENTS AT VALUE (108.4%) (Cost $128,000,916)					128,929,553
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.4%)					(9,998,351)

NET ASSETS (100.0%)					$118,931,202

OPEN FUTURES CONTRACTS
					Unrealized
	Number of	Expiration	Contract	Contract	Appreciation
Futures Contract	Contracts	Date	Amount	Value	(Depreciation)

U.S. Treasury 20 Year
Bonds Futures	20	03/22/06	$2,260,307	$2,256,875	$(3,432)

U.S. Treasury 10 Year
Notes Futures	(35)	03/22/06	(3,812,158)	(3,795,312)	16,846
U.S. Treasury 5 Year
Notes Futures	(26)	03/22/06	(2,757,198)	(2,749,094)	8,104
U.S. Treasury 2 Year
Notes Futures	(3)	03/31/06	(616,159)	(614,531)	1,628

			(7,185,515)	(7,158,937)	26,578

			$(4,925,208)	$(4,902,062)	$23,146

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

		Foreign Currency
Forward Foreign	Expiration	to be		Contract	Contract	Unrealized
Currency Contract	Date	Purchased/(Sold)		Amount	Value	Gain (Loss)

Australian Dollar	3/15/2006	A$	(1,130,987)	$(842,472)	$(854,564)	$(12,092)
British Pound	3/15/2006		£(1,951,318)	(3,399,779)	(3,468,552)	(68,773)
British Pound	3/15/2006		£(2,298,366)	(3,983,643)	(4,085,445)	(101,802)
British Pound	3/15/2006		£675,000	1,192,083	1,199,841	7,758
Canadian Dollar	3/15/2006	C$	3,806,845	3,281,763	3,333,713	51,950
Canadian Dollar	3/15/2006	C$	(2,972,432)	(2,546,022)	(2,603,006)	(56,984)
Danish Krone	3/15/2006	DKK	4,874,000	771,080	794,967	23,887
European Economic Unit	3/15/2006		€5,046,865	5,945,801	6,144,093	198,292
European Economic Unit	3/15/2006		€9,493,619	11,344,204	11,557,606	213,402
European Economic Unit	3/15/2006		€(1,535,636)	(1,889,416)	(1,869,495)	19,921
European Economic Unit	3/15/2006		€(8,395,642)	(20,794,357)	(21,477,778)	(683,421)
Hungarian Forint	3/15/2006	HUF	274,966,480	1,264,795	1,323,228	58,433
Japanese Yen	3/15/2006		¥450,098,885	3,759,910	3,865,989	106,079
Japanese Yen	3/15/2006		¥(482,293,946)	(4,028,853)	(4,142,519)	(113,666)
Polish Zloty	3/15/2006	PLN	5,880,334	1,889,416	1,867,546	(21,870)
Swiss Franc	3/15/2006	CHF	9,174,063	7,056,972	7,192,552	135,580
Swedish Krona	3/15/2006	SKr	4,874,459	612,138	642,136	29,998
Turkish Lire	3/15/2006	TRL	1,828,013	1,317,771	1,366,926	49,155

				$951,391	$787,238	$(164,153)

INVESTMENT ABBREVIATIONS EMTN =Euro Medium Term Notes TBA = To be Announced NR = Not Rated

1	Unless otherwise indicated below, all securities are denominated in the currency of the issuer’s country of origin.
†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s
Investors Service, Inc. (“Moody’s”) are unaudited.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $3,135,185 or 2.6% of net assets.
#	Variable rate obligations — The interest rate shown is the rate as of January 31, 2006.
‡‡	Collateral segregated for futures contracts.
^^	Collateral segregated for TBA securities.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
(A)	Denominated in Japanese Yen.
(B)	Denominated in U.S Dollar.
(C)	Denominated in Euro.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the price of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $128,000,916, $2,961,401, $(2,032,764) and $928,637, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Credit Suisse Global Fixed Income Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  March 31, 2006